Quarterly Holdings Report
for
Fidelity® Series High Income Fund
January 31, 2026
FSH-NPRT3-0426
1.924276.114
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (n)(o) (Cost $20,927,997)	2,120,419	19,922,608

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (e)(g)(h)	397,000	399,462
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (e)(g)(h)	213,000	214,819
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.4711% 1/16/2037 (e)(g)(h)	250,000	250,399
TOTAL BAILIWICK OF JERSEY		864,680
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9192% 10/22/2037 (e)(g)(h)	125,000	125,099
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (e)(g)(h)	150,000	153,367
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (e)(g)(h)	150,000	152,703
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (e)(g)(h)	125,000	125,921
Bbam US Clo III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (e)(g)(h)	100,000	99,475
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 9.9222% 7/15/2039 (e)(g)(h)	250,000	252,613
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3222% 4/15/2038 (e)(g)(h)	250,000	251,603
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (e)(g)(h)	100,000	100,571
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (e)(g)(h)	250,000	257,542
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (e)(g)(h)	150,000	152,186
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (e)(g)(h)	250,000	259,213
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (e)(g)(h)	100,000	100,149
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.2222% 10/15/2036 (e)(g)(h)	558,000	562,352
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (e)(g)(h)	150,000	150,679
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (e)(g)(h)	200,000	201,889
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (e)(g)(h)	100,000	101,639
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (e)(g)(h)	100,000	101,300
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (e)(g)(h)	114,000	114,846
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (e)(g)(h)	125,000	126,103
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (e)(g)(h)	435,000	437,310
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.2676% 10/20/2037 (e)(g)(h)	220,000	222,138
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (e)(g)(h)	100,000	99,929
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (e)(g)(h)	1,000,000	1,012,003
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (e)(g)(h)	250,000	250,173
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (e)(g)(h)	269,000	269,044
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (e)(g)(h)	100,000	100,032
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (e)(g)(h)	208,000	212,303
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,992,182
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (e)(g)(h)	150,000	152,249
TOTAL ASSET-BACKED SECURITIES (Cost $6,938,693)		7,009,111

Bank Loan Obligations - 8.8%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (d)(f)(g)(h)	278,890	278,889
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (f)(g)(h)	1,437,784	1,438,143
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (f)(g)(h)	2,677,794	2,676,964
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (f)(g)(h)	4,583,851	4,644,954

TOTAL FRANCE		7,321,918
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (f)(g)(h)	860,564	655,750
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (f)(g)(h)	1,855,000	1,827,175
TOTAL LUXEMBOURG		2,482,925
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	4,651,006	1,901,099
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	3,663,004	3,184,543
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (f)(g)(h)(i)	2,025,000	2,019,938
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (f)(g)(h)	2,028,545	2,026,861

TOTAL UNITED KINGDOM		4,046,799
UNITED STATES - 7.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1364% 4/16/2029 (f)(g)(h)	1,438,942	1,434,265
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (f)(g)(h)(i)	1,295,048	1,290,839
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (f)(g)(h)	2,255,000	2,255,000
		4,980,104
Media - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	2,342,149	2,184,053
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8719% 12/31/2030 (f)(g)(h)	2,619,460	2,213,444
		4,397,497
TOTAL COMMUNICATION SERVICES		9,377,601
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/28/2032 (f)(g)(h)	498,750	498,905
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/23/2032 (f)(g)(h)	1,475,219	1,473,375
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	7,245,542	5,836,284
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (f)(g)	1,887,278	1,891,995
		7,728,279
Hotels, Restaurants & Leisure - 0.7%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/29/2029 (f)(g)(h)	1,409,021	1,404,864
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (f)(g)(h)	4,253,891	4,041,197
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (f)(g)(h)	4,103,112	3,942,393
		9,388,454
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0219% 6/29/2028 (f)(g)(h)	1,588,755	1,473,776
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (f)(g)(h)	3,730,000	3,725,338
		5,199,114
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (f)(g)(h)	4,979,909	4,783,601
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6712% 6/6/2031 (f)(g)(h)	209,475	209,154
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (f)(g)(h)	150,000	149,766
SGUS LLC 1LN, term loan 14.65% 7/15/2026 (d)(f)(g)	620,000	558,000
SGUS LLC term loan 10% 7/15/2026 (d)(f)(g)	492,600	147,780
SGUS LLC Tranche FIRST OUT DIP PIK, term loan CME Term SOFR 3 month Index + 10%, 14.65% 7/15/2026 (d)(f)(g)(h)	43,400	39,060
SGUS LLC Tranche THIRD OUT, term loan CME Term SOFR 3 month Index + 8%, 11.6722% 7/15/2026 (d)(f)(g)(h)	916,775	160,436
		6,047,797
TOTAL CONSUMER DISCRETIONARY		30,335,924
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	2,224,425	2,196,620
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (f)(g)(h)	1,041,621	1,039,017
Mesquite Energy Inc 1LN, term loan 0% (d)(f)(g)(j)	1,217,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(f)(g)(h)(j)	2,735,146	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (f)(g)(h)	10,225,775	3,975,271
TOTAL ENERGY		5,014,288
Financials - 0.6%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (f)(g)(h)	283,575	282,512
Financial Services - 0.6%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (f)(g)(h)	1,410,000	1,339,500
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 7/31/2031 (f)(g)(h)	2,049,339	1,999,090
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 7/31/2031 (f)(g)(h)	1,561,088	1,533,768
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4219% 2/16/2032 (f)(g)(h)	1,880,000	1,840,388
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (f)(g)(h)	2,965,100	2,967,976
		9,680,722
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/19/2031 (f)(g)(h)	157,631	157,088
TOTAL FINANCIALS		10,120,322
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/15/2031 (f)(g)(h)	2,124,325	2,137,602
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (d)(f)(g)(h)	730,316	562,343
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (f)(g)(h)	7,552,923	7,355,490
TOTAL HEALTH CARE		10,055,435
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/20/2032 (f)(g)(h)	1,569,068	1,570,606
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (f)(g)(h)	620,768	546,940
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (d)(f)(g)(h)	1,238,001	1,250,381
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (f)(g)(h)(i)	780,000	766,997
		4,134,924
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (f)(g)(h)	200,000	200,000
TOTAL INDUSTRIALS		4,334,924
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 7/9/2032 (f)(g)(h)	65,000	65,081
IT Services - 1.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (f)(g)(h)	2,275,689	2,129,658
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (f)(g)	1,779,386	1,456,872
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	2,895,000	2,992,706
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	8,222,708	8,203,878
		14,783,114
Software - 0.7%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 12/11/2028 (f)(g)(h)	2,260,010	2,231,059
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (f)(g)(h)(i)	735,000	712,950
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.9732% 9/13/2029 (d)(f)(g)(h)	914,635	914,635
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (f)(g)(h)	1,608,515	1,479,238
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (f)(g)(h)	1,745,558	1,731,384
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (f)(g)(h)	1,185,381	1,154,265
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	1,763,694	1,907,735
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (f)(g)(h)	318,400	323,775
		10,455,041
TOTAL INFORMATION TECHNOLOGY		25,303,236
Materials - 1.2%
Chemicals - 1.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 10/15/2032 (f)(g)(h)	1,545,000	1,533,413
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (f)(g)(h)	2,281,459	2,133,164
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	2,293,372	1,933,611
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6712% 3/15/2029 (f)(g)(h)	2,190,021	2,141,775
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0219% 4/2/2029 (f)(g)(h)	1,602,079	1,106,765
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (f)(g)(h)	3,681,568	3,635,548
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 11/3/2032 (f)(g)(h)	175,000	172,011
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (f)(g)(h)	49,749	49,748
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/30/2031 (f)(g)(h)	3,567,280	2,881,577
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 4/4/2029 (f)(g)(h)	790,000	676,011
		16,263,623
Containers & Packaging - 0.2%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (f)(g)(h)	2,225,000	2,210,159
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8469% 4/13/2029 (f)(g)(h)	345,893	343,963
		2,554,122
TOTAL MATERIALS		18,817,745
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (f)(g)(h)	1,388,469	1,383,262
TOTAL UNITED STATES		116,939,357
TOTAL BANK LOAN OBLIGATIONS (Cost $144,492,033)		137,593,673

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (e)(g)	772,000	758,209
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9955% 7/15/2038 (e)(g)(h)	1,791,000	1,788,761
TOTAL UNITED STATES		2,546,970
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,418,516)		2,546,970

Common Stocks - 2.7%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (d)	135,641	2,062,834
Altice France Holding SA rights (b)(d)(e)	2,350	26,407

TOTAL FRANCE		2,089,241
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (b)	561,900	1,330,155
UNITED STATES - 2.5%
Communication Services - 0.1%
Entertainment - 0.1%
Warner Bros Discovery Inc (b)	65,900	1,814,886
Media - 0.0%
EW Scripps Co/The Class A (b)(c)	43,700	146,395
TOTAL COMMUNICATION SERVICES		1,961,281
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers LLC rights (b)(d)	963,443	37,748
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Hess Midstream LP Class A	49,200	1,745,124
Mesquite Energy Inc (b)(d)	149,356	30,731,548
TOTAL ENERGY		32,476,672
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(d)	106,584	1,393,053
Cano Health LLC warrants 6/28/2029 (b)(d)	4,738	16,915
Surgery Partners Inc (b)	32,300	479,978
TOTAL HEALTH CARE		1,889,946
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (b)(d)	40,978	1,371,534
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (b)	19,700	1,179,833
TOTAL INFORMATION TECHNOLOGY		2,551,367
Materials - 0.0%
Metals & Mining - 0.0%
Elah Holdings Inc (b)	333	4,035
TOTAL UNITED STATES		38,921,049
TOTAL COMMON STOCKS (Cost $14,269,740)		42,340,445

Convertible Corporate Bonds - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (g)	3,584,496	12,431,480
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	4,111,000	3,895,173
Health Care - 0.1%
Biotechnology - 0.1%
Travere Therapeutics Inc 2.25% 3/1/2029	1,516,000	1,959,127
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	1,388,000	2,334,537
ON Semiconductor Corp 0% 5/1/2027 (l)	510,000	643,665
Wolfspeed Inc 2.5% 6/15/2031 (e)	312,000	423,540
Wolfspeed Inc 2.5% 6/15/2031	275,000	373,313
		3,775,055
Software - 0.7%
Riot Platforms Inc 0.75% 1/15/2030	3,230,000	4,251,874
Strategy Inc 0% 12/1/2029 (l)	3,750,000	3,160,875
Terawulf Inc 0% 5/1/2032 (e)(l)	2,097,000	1,972,438
		9,385,187
TOTAL INFORMATION TECHNOLOGY		13,160,242
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	990,000	1,005,344
TOTAL UNITED STATES		32,451,366
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $21,266,022)		32,451,366

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (d) (Cost $2,128,094)	88,376	2,449,782

Non-Convertible Corporate Bonds - 76.6%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (e)	980,000	991,533
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (e)	513,000	495,660
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (e)	630,000	629,949
Mineral Resources Ltd 7% 4/1/2031 (e)	810,000	851,274
Mineral Resources Ltd 8% 11/1/2027 (e)	730,000	746,513
Mineral Resources Ltd 8.5% 5/1/2030 (e)	565,000	585,700
Mineral Resources Ltd 9.25% 10/1/2028 (e)	1,105,000	1,160,703

TOTAL AUSTRALIA		4,469,799
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (e)	1,210,000	1,079,973
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (e)(j)	4,285,000	824,905
Passenger Airlines - 0.1%
Azul Secured Finance LLP 0% 2/15/2031 (e)	1,105,000	1,094,260
TOTAL INDUSTRIALS		1,919,165
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (e)	4,265,000	4,298,267
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (e)(g)	2,479,264	2,491,412
TOTAL MATERIALS		6,789,679
TOTAL BRAZIL		8,708,844
CANADA - 2.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (g)	1,545,000	1,560,968
TELUS Corp 6.625% 10/15/2055 (g)	715,000	731,252
TELUS Corp 6.625% 6/9/2056 (g)	1,235,000	1,240,519
TELUS Corp 7% 10/15/2055 (g)	1,425,000	1,490,317
TOTAL COMMUNICATION SERVICES		5,023,056
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (e)	1,170,000	1,127,557
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (e)	930,000	916,126
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (e)	6,200,000	5,915,584
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (e)	3,320,000	3,403,555
TOTAL CONSUMER DISCRETIONARY		11,362,822
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (g)	535,000	565,547
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 11% 9/30/2028 (e)	524,000	544,740
Bausch Health Cos Inc 5.25% 1/30/2030 (e)	530,000	376,962
TOTAL HEALTH CARE		921,702
Industrials - 0.6%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (e)	415,000	435,913
Bombardier Inc 7% 6/1/2032 (e)	1,610,000	1,690,046
Bombardier Inc 7.25% 7/1/2031 (e)	1,515,000	1,608,421
		3,734,380
Commercial Services & Supplies - 0.4%
Wrangler Holdco Corp 6.625% 4/1/2032 (e)	5,510,000	5,733,575
TOTAL INDUSTRIALS		9,467,955
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (e)	660,000	612,598
Open Text Corp 3.875% 2/15/2028 (e)	1,310,000	1,268,095
TOTAL INFORMATION TECHNOLOGY		1,880,693
Materials - 0.3%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027	1,685,000	1,689,792
Methanex Corp 5.65% 12/1/2044	717,000	644,335
		2,334,127
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (e)	2,405,000	2,492,128
TOTAL MATERIALS		4,826,255
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034	1,545,000	1,546,236
TOTAL CANADA		35,594,266
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (e)(j)	6,120,000	1,713,600
Gran Tierra Energy Inc 9.5% 10/15/2029 (e)	910,000	725,725
TOTAL ENERGY		2,439,325
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (e)	2,470,000	2,298,706
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (e)	720,000	748,252
TOTAL UTILITIES		3,046,958
TOTAL COLOMBIA		5,486,283
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (e)	1,210,000	1,241,053
FINLAND - 0.2%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (e)	1,375,000	1,432,188
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (e)	2,205,000	2,180,133
TOTAL FINLAND		3,612,321
FRANCE - 1.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 6.5% 10/15/2031 (e)	1,996,951	1,945,989
Altice France SA 6.5% 4/15/2032 (e)	6,135,670	5,992,774
Altice France SA 6.875% 10/15/2030 (e)	1,116,615	1,096,427
Altice France SA 6.875% 7/15/2032 (e)	2,457,345	2,399,636
TOTAL COMMUNICATION SERVICES		11,434,826
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (e)	2,398,000	2,548,439
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (e)	1,360,000	1,393,994
TOTAL FRANCE		15,377,259
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (e)	315,000	315,829
ZF North America Capital Inc 7.5% 3/24/2031 (e)	1,495,000	1,532,359
TOTAL CONSUMER DISCRETIONARY		1,848,188
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)(e)	3,580,000	3,581,042
TOTAL GERMANY		5,429,230
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (e)	2,300,000	1,715,800
Kosmos Energy Ltd 8.75% 10/1/2031 (e)	680,000	430,739

TOTAL GHANA		2,146,539
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (e)	2,240,000	2,318,693
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (e)	1,405,000	1,308,406
IRELAND - 0.5%
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (g)	850,000	874,085
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (e)	1,715,000	1,774,315
GGAM Finance Ltd 8% 2/15/2027 (e)	2,705,000	2,748,091
GGAM Finance Ltd 8% 6/15/2028 (e)	1,675,000	1,763,619
		6,286,025
TOTAL IRELAND		7,160,110
ISRAEL - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (e)(q)	615,000	608,159
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	1,110,000	1,161,938
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,225,000	2,303,956
TOTAL HEALTH CARE		3,465,894
TOTAL ISRAEL		4,074,053
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (e)	2,870,000	2,064,963
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (e)	562,000	543,080
TOTAL COMMUNICATION SERVICES		2,608,043
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (e)	880,000	923,857
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (e)	530,000	466,335
TOTAL LUXEMBOURG		3,998,235
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (e)	225,000	226,969
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (e)	815,000	769,412
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (e)	455,000	452,452
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (e)	1,005,000	1,052,825
TGS ASA 8.5% 1/15/2030 (e)	1,925,000	2,024,841

TOTAL NORWAY		3,077,666
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (e)	3,530,000	3,575,431
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (e)	3,105,000	3,229,306
TOTAL PANAMA		6,804,737
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (e)	1,205,000	1,247,175
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (e)	3,375,000	3,226,298
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (e)	660,000	650,224
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (e)	1,940,000	1,903,226
TOTAL SPAIN		2,553,450
SWITZERLAND - 0.3%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (e)	604,000	573,055
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (e)	435,000	435,744
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (e)	440,000	457,747
TOTAL INDUSTRIALS		1,466,546
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (e)	2,085,000	1,751,192
Consolidated Energy Finance SA 6.5% 5/15/2026 (e)	1,915,000	1,895,850
TOTAL MATERIALS		3,647,042
TOTAL SWITZERLAND		5,113,588
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (e)	575,000	593,271
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (e)	1,545,000	1,553,957
UNITED KINGDOM - 1.0%
Communication Services - 0.2%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (e)	1,815,000	1,676,130
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (e)	1,025,000	926,726
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (e)	745,000	726,494
		1,653,220
TOTAL COMMUNICATION SERVICES		3,329,350
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (e)	1,375,000	1,401,117
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (e)	5,900,000	6,385,977
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (e)	1,055,000	1,027,957
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (e)	665,000	527,644
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (e)	3,280,000	3,270,797
TOTAL UNITED KINGDOM		15,942,842
UNITED STATES - 67.0%
Communication Services - 7.3%
Diversified Telecommunication Services - 2.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (c)(e)	7,245,000	7,525,702
Cablevision Lightpath LLC 3.875% 9/15/2027 (e)	1,980,000	1,971,110
Cablevision Lightpath LLC 5.625% 9/15/2028 (e)	3,900,000	3,898,896
Cipher Compute LLC 7.125% 11/15/2030 (c)(e)	1,325,000	1,365,295
Flash Compute LLC 7.25% 12/31/2030 (e)	3,725,000	3,737,639
Frontier Communications Holdings LLC 5.875% 11/1/2029	1,385,000	1,397,604
Frontier Communications Holdings LLC 8.75% 5/15/2030 (e)	1,320,000	1,361,169
Level 3 Financing Inc 6.875% 6/30/2033 (e)	5,675,000	5,848,036
Level 3 Financing Inc 7% 3/31/2034 (e)	3,300,000	3,418,157
Level 3 Financing Inc 8.5% 1/15/2036 (e)	1,545,000	1,581,669
Uniti Services LLC 7.5% 10/15/2033 (c)(e)	2,720,000	2,808,273
WULF Compute LLC 7.75% 10/15/2030 (e)	3,770,000	3,932,185
		38,845,735
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/15/2034 (e)	1,455,000	1,485,736
Media - 4.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)(e)	2,145,000	1,811,861
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (c)	4,340,000	3,894,661
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (e)	675,000	634,393
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)(e)	3,090,000	2,822,360
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (e)	4,510,000	4,308,408
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (e)	1,495,000	1,486,769
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (e)	1,705,000	1,686,083
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (c)(e)	3,105,000	3,134,987
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (e)	1,445,000	1,506,850
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (e)	2,165,000	2,300,393
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (e)	780,000	771,826
CMG Media Corp 8.875% 6/18/2029 (e)	485,000	420,170
CSC Holdings LLC 3.375% 2/15/2031 (e)	4,650,000	2,771,643
CSC Holdings LLC 4.125% 12/1/2030 (e)	5,990,000	3,632,360
CSC Holdings LLC 4.5% 11/15/2031 (e)	3,210,000	1,947,244
CSC Holdings LLC 4.625% 12/1/2030 (e)	1,615,000	602,495
CSC Holdings LLC 5.375% 2/1/2028 (e)	1,220,000	910,544
CSC Holdings LLC 5.5% 4/15/2027 (e)	840,000	741,421
DISH DBS Corp 5.125% 6/1/2029	1,397,000	1,236,369
DISH DBS Corp 7.75% 7/1/2026	4,100,000	4,014,430
DISH Network Corp 11.75% 11/15/2027 (e)	2,115,000	2,188,936
EchoStar Corp 10.75% 11/30/2029	5,004,806	5,486,369
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (g)	4,120,384	4,193,471
EW Scripps Co/The 9.875% 8/15/2030 (e)	4,750,000	4,733,625
Sirius XM Radio LLC 4% 7/15/2028 (e)	2,200,000	2,149,003
Sirius XM Radio LLC 5.5% 7/1/2029 (e)	660,000	662,955
TEGNA Inc 4.625% 3/15/2028	430,000	427,008
TEGNA Inc 5% 9/15/2029	725,000	719,954
Univision Communications Inc 4.5% 5/1/2029 (e)	2,170,000	2,072,685
Univision Communications Inc 7.375% 6/30/2030 (c)(e)	285,000	288,734
Univision Communications Inc 8% 8/15/2028 (e)	1,125,000	1,160,997
Univision Communications Inc 8.5% 7/31/2031 (c)(e)	3,520,000	3,670,857
Univision Communications Inc 9.375% 8/1/2032 (e)	3,600,000	3,875,962
Warnermedia Holdings Inc 4.279% 3/15/2032	525,000	462,000
Warnermedia Holdings Inc 5.05% 3/15/2042	2,155,000	1,513,888
Warnermedia Holdings Inc 5.141% 3/15/2052	600,000	398,777
		74,640,488
TOTAL COMMUNICATION SERVICES		114,971,959
Consumer Discretionary - 10.2%
Automobile Components - 0.8%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (e)	1,140,000	1,163,136
American Axle & Manufacturing Inc 7.75% 10/15/2033 (e)	2,150,000	2,211,764
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (e)	2,855,000	2,955,011
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (e)	2,900,000	3,033,780
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (e)	395,000	404,165
Patrick Industries Inc 6.375% 11/1/2032 (e)	2,195,000	2,246,532
		12,014,388
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (e)	245,000	227,892
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (e)	415,000	412,542
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (e)	775,000	772,849
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (e)	1,415,000	1,335,741
		2,749,024
Broadline Retail - 0.5%
Match Group Holdings II LLC 3.625% 10/1/2031 (e)	640,000	579,560
Match Group Holdings II LLC 4.125% 8/1/2030 (e)	1,045,000	984,974
Saks Global Enterprises LLC 11% (e)(j)	2,602,101	6,505
Saks Global Enterprises LLC 11% (d)(e)(j)	875,319	0
Wayfair LLC 6.75% 11/15/2032 (e)	945,000	976,726
Wayfair LLC 7.25% 10/31/2029 (c)(e)	2,005,000	2,096,404
Wayfair LLC 7.75% 9/15/2030 (c)(e)	3,420,000	3,635,871
		8,280,040
Diversified Consumer Services - 1.2%
Service Corp International/US 4% 5/15/2031 (c)	1,665,000	1,584,448
Service Corp International/US 5.125% 6/1/2029	597,000	600,654
Service Corp International/US 5.75% 10/15/2032	3,490,000	3,545,362
Sotheby's 7.375% 10/15/2027 (e)	5,955,000	5,931,901
StoneMor Inc 8.5% 5/15/2029 (e)	2,225,000	2,177,826
TKC Holdings Inc 10.5% 5/15/2029 (e)	2,770,000	2,848,715
TKC Holdings Inc 6.875% 5/15/2028 (e)	2,260,000	2,275,655
		18,964,561
Hotels, Restaurants & Leisure - 4.8%
Acushnet Co 5.625% 12/1/2033 (e)	970,000	979,118
Aramark Services Inc 5% 2/1/2028 (e)	1,560,000	1,559,144
Caesars Entertainment Inc 6% 10/15/2032 (c)(e)	1,170,000	1,138,245
Caesars Entertainment Inc 6.5% 2/15/2032 (e)	4,075,000	4,166,790
Caesars Entertainment Inc 7% 2/15/2030 (e)	1,305,000	1,347,569
Carnival Corp 5.125% 5/1/2029 (e)	1,490,000	1,506,476
Carnival Corp 5.75% 3/15/2030 (e)	1,400,000	1,441,655
Carnival Corp 5.75% 8/1/2032 (e)	1,735,000	1,781,887
Carnival Corp 5.875% 6/15/2031 (e)	2,630,000	2,718,561
Carnival Corp 6.125% 2/15/2033 (e)	2,785,000	2,864,952
Carnival Corp 7% 8/15/2029 (e)	2,465,000	2,579,624
Churchill Downs Inc 4.75% 1/15/2028 (e)	560,000	558,089
Churchill Downs Inc 6.75% 5/1/2031 (c)(e)	2,045,000	2,107,033
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (e)	2,730,000	2,640,257
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (e)	5,245,000	4,960,015
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (e)	2,960,000	2,740,212
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (e)	495,000	481,837
Hilton Domestic Operating Co Inc 4% 5/1/2031 (e)	1,805,000	1,722,958
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (e)	1,260,000	1,266,078
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (e)	1,440,000	1,467,000
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (e)	995,000	1,020,989
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (e)	685,000	700,846
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (e)	2,585,000	2,642,335
Life Time Inc 6% 11/15/2031 (e)	2,920,000	2,993,847
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (e)	1,050,000	844,697
NCL Finance Ltd 6.125% 3/15/2028 (e)	1,395,000	1,433,936
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (e)	2,745,000	2,800,793
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (e)	1,145,000	1,177,078
Royal Caribbean Cruises Ltd 6% 2/1/2033 (e)	2,795,000	2,881,115
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (e)	1,730,000	1,793,980
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (e)	1,820,000	1,857,219
Station Casinos LLC 4.5% 2/15/2028 (c)(e)	1,665,000	1,657,397
Station Casinos LLC 6.625% 3/15/2032 (c)(e)	2,735,000	2,797,443
Viking Cruises Ltd 5.875% 10/15/2033 (e)	2,975,000	3,016,031
Viking Cruises Ltd 9.125% 7/15/2031 (e)	520,000	554,616
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (e)	630,000	630,025
VOC Escrow Ltd 5% 2/15/2028 (e)	865,000	864,441
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)(e)	2,025,000	2,181,790
Yum! Brands Inc 3.625% 3/15/2031	545,000	515,204
Yum! Brands Inc 4.625% 1/31/2032 (c)	3,085,000	3,016,419
Yum! Brands Inc 5.375% 4/1/2032 (c)	435,000	440,586
		75,848,287
Household Durables - 1.1%
Century Communities Inc 6.625% 9/15/2033 (e)	1,480,000	1,498,901
LGI Homes Inc 4% 7/15/2029 (e)	340,000	312,030
LGI Homes Inc 7% 11/15/2032 (c)(e)	3,675,000	3,584,292
LGI Homes Inc 8.75% 12/15/2028 (e)	960,000	1,000,446
New Home Co Inc/The 8.5% 11/1/2030 (e)	1,340,000	1,395,808
Newell Brands Inc 6.375% 9/15/2027	555,000	559,684
Somnigroup International Inc 3.875% 10/15/2031 (c)(e)	1,560,000	1,455,711
TopBuild Corp 4.125% 2/15/2032 (c)(e)	1,390,000	1,321,218
TopBuild Corp 5.625% 1/31/2034 (e)	2,380,000	2,401,439
Whirlpool Corp 6.125% 6/15/2030 (c)	795,000	797,073
Whirlpool Corp 6.5% 6/15/2033 (c)	2,305,000	2,274,555
		16,601,157
Specialty Retail - 1.5%
Asbury Automotive Group Inc 4.75% 3/1/2030	870,000	856,533
Asbury Automotive Group Inc 5% 2/15/2032 (e)	1,195,000	1,161,303
Bath & Body Works Inc 6.625% 10/1/2030 (e)	870,000	890,970
Bath & Body Works Inc 6.694% 1/15/2027 (c)	625,000	634,328
Bath & Body Works Inc 6.95% 3/1/2033 (c)	615,000	612,943
Carvana Co 10.25% 5/1/2030 (e)	150,000	161,249
Carvana Co 4.875% 9/1/2029 (e)	1,480,000	1,362,340
Carvana Co 5.5% 4/15/2027 (e)	1,025,000	1,004,500
Carvana Co 5.875% 10/1/2028 (e)	507,000	486,720
Carvana Co 9% 6/1/2030 pay-in-kind (e)(g)	974,652	1,016,265
Carvana Co 9% 6/1/2031 pay-in-kind (e)(g)	1,330,538	1,463,682
Group 1 Automotive Inc 6.375% 1/15/2030 (e)	1,330,000	1,365,273
LBM Acquisition LLC 6.25% 1/15/2029 (e)	1,015,000	937,228
LBM Acquisition LLC 9.5% 6/15/2031 (e)	3,335,000	3,512,152
Michaels Cos Inc/The 5.25% 5/1/2028 (c)(e)	730,000	722,038
Park River Holdings Inc 8% 3/15/2031 (c)(e)	560,000	577,061
SGUS LLC 11% (e)(j)	310,234	9,307
Staples Inc 10.75% 9/1/2029 (e)	5,165,000	5,075,297
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)(e)	825,000	867,445
White Cap Supply Holdings LLC 7.375% 11/15/2030 (e)	1,290,000	1,339,901
		24,056,535
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (c)(e)	2,000,000	1,830,386
TOTAL CONSUMER DISCRETIONARY		160,344,378
Consumer Staples - 2.6%
Beverages - 0.1%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (e)	2,285,000	2,286,903
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (e)	2,690,000	2,581,765
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (e)	1,855,000	1,829,934
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (e)	1,320,000	1,322,335
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (e)	745,000	732,688
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (e)	1,495,000	1,526,547
Albertsons Cos Inc 5.625% 3/31/2032 (e)(p)	1,555,000	1,553,424
C&S Group Enterprises LLC 5% 12/15/2028 (e)	2,450,000	2,299,649
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (e)	2,400,000	2,514,636
Performance Food Group Inc 4.25% 8/1/2029 (e)	2,690,000	2,633,920
Performance Food Group Inc 6.125% 9/15/2032 (e)	970,000	996,246
US Foods Inc 4.625% 6/1/2030 (e)	820,000	807,731
US Foods Inc 4.75% 2/15/2029 (e)	2,180,000	2,171,271
US Foods Inc 5.75% 4/15/2033 (c)(e)	2,960,000	3,011,180
US Foods Inc 7.25% 1/15/2032 (e)	1,225,000	1,285,285
		25,266,611
Food Products - 0.8%
Darling Ingredients Inc 6% 6/15/2030 (e)	1,225,000	1,241,312
Fiesta Purchaser Inc 9.625% 9/15/2032 (e)	2,520,000	2,549,214
Lamb Weston Holdings Inc 4.125% 1/31/2030 (e)	3,210,000	3,098,920
Pilgrim's Pride Corp 3.5% 3/1/2032	2,515,000	2,324,416
Post Holdings Inc 4.625% 4/15/2030 (c)(e)	880,000	859,330
Post Holdings Inc 6.375% 3/1/2033 (c)(e)	1,535,000	1,546,771
TreeHouse Foods Inc 4% 9/1/2028	1,530,000	1,519,401
		13,139,364
TOTAL CONSUMER STAPLES		40,692,878
Energy - 8.9%
Energy Equipment & Services - 1.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (e)	690,000	691,737
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (e)	2,090,000	2,166,488
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (e)	1,550,000	1,548,831
Kodiak Gas Services LLC 6.5% 10/1/2033 (e)	880,000	901,369
Kodiak Gas Services LLC 6.75% 10/1/2035 (e)	1,465,000	1,513,749
Kodiak Gas Services LLC 7.25% 2/15/2029 (e)	1,950,000	2,022,570
Nabors Industries Inc 8.875% 8/15/2031 (c)(e)	610,000	620,263
SESI LLC 7.875% 9/30/2030 (c)(e)	785,000	791,535
Transocean International Ltd 7.875% 10/15/2032 (e)	295,000	311,177
Transocean International Ltd 8.25% 5/15/2029 (e)	4,065,000	4,141,707
Transocean International Ltd 8.5% 5/15/2031 (e)	1,510,000	1,537,018
Transocean International Ltd 8.75% 2/15/2030 (e)	686,250	715,370
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (e)	1,680,000	1,701,835
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (e)	1,630,000	1,687,733
Valaris Ltd 8.375% 4/30/2030 (e)	710,000	741,885
WBI Operating LLC 6.25% 10/15/2030 (e)	1,490,000	1,501,175
WBI Operating LLC 6.5% 10/15/2033 (e)	1,490,000	1,504,081
		24,098,523
Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (e)	1,485,000	1,501,196
California Resources Corp 8.25% 6/15/2029 (e)	3,635,000	3,823,221
CITGO Petroleum Corp 8.375% 1/15/2029 (e)	1,230,000	1,278,309
CNX Resources Corp 7.25% 3/1/2032 (c)(e)	2,720,000	2,845,727
CNX Resources Corp 7.375% 1/15/2031 (c)(e)	625,000	647,301
Comstock Resources Inc 5.875% 1/15/2030 (e)	2,050,000	2,000,181
Comstock Resources Inc 6.75% 3/1/2029 (e)	3,005,000	3,024,160
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (e)	2,545,000	2,530,802
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (e)	1,560,000	1,676,981
CVR Energy Inc 7.5% 2/15/2031 (e)(p)	3,895,000	3,886,807
CVR Energy Inc 8.5% 1/15/2029 (e)	3,440,000	3,585,330
DBR Land Holdings LLC 6.25% 12/1/2030 (e)	1,795,000	1,838,762
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (e)	1,885,000	1,897,452
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (e)	605,000	622,135
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (e)	2,305,000	2,410,627
DT Midstream Inc 4.125% 6/15/2029 (e)	1,140,000	1,126,978
DT Midstream Inc 4.375% 6/15/2031 (e)	645,000	632,369
Energy Transfer LP 6.5% 2/15/2056 (g)	1,785,000	1,785,086
Energy Transfer LP 6.75% 2/15/2056 (g)	880,000	886,272
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,210,000	2,238,012
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (e)	540,000	553,126
Harvest Midstream I LP 7.5% 5/15/2032 (e)	2,535,000	2,647,818
Harvest Midstream I LP 7.5% 9/1/2028 (e)	1,110,000	1,125,254
Hess Midstream Operations LP 4.25% 2/15/2030 (e)	1,115,000	1,089,134
Hess Midstream Operations LP 5.125% 6/15/2028 (e)	3,025,000	3,025,793
Hess Midstream Operations LP 5.5% 10/15/2030 (e)	2,120,000	2,142,360
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (e)	1,640,000	1,683,296
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (e)	1,380,000	1,457,701
Kinetik Holdings LP 5.875% 6/15/2030 (e)	1,820,000	1,841,725
Kinetik Holdings LP 6.625% 12/15/2028 (e)	955,000	983,381
Matador Resources Co 6.25% 4/15/2033 (e)	720,000	725,651
Matador Resources Co 6.5% 4/15/2032 (e)	2,025,000	2,061,952
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (e)	1,035,000	1,006,556
Murphy Oil USA Inc 3.75% 2/15/2031 (e)	1,545,000	1,451,208
Northern Oil & Gas Inc 7.875% 10/15/2033 (e)	2,365,000	2,387,749
Northern Oil & Gas Inc 8.75% 6/15/2031 (e)	3,150,000	3,256,281
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)(e)	3,780,000	3,785,111
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)(e)	2,010,000	2,131,542
Permian Resources Operating LLC 5.875% 7/1/2029 (e)	1,573,000	1,578,899
Permian Resources Operating LLC 7% 1/15/2032 (e)	2,785,000	2,913,806
Prairie Acquiror LP 9% 8/1/2029 (e)	1,935,000	2,006,984
Rockies Express Pipeline LLC 4.8% 5/15/2030 (e)	145,000	142,885
Rockies Express Pipeline LLC 4.95% 7/15/2029 (e)	1,480,000	1,475,402
Rockies Express Pipeline LLC 6.75% 3/15/2033 (e)	1,195,000	1,260,474
Rockies Express Pipeline LLC 6.875% 4/15/2040 (e)	435,000	445,321
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	4,570,000	4,498,122
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	875,000	875,032
Sunoco LP 4.625% 5/1/2030 (e)	3,475,000	3,388,395
Sunoco LP 5.625% 3/15/2031 (c)(e)	1,480,000	1,489,071
Sunoco LP 6.25% 7/1/2033 (e)	1,405,000	1,441,277
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (e)	2,965,000	2,963,976
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (e)	2,505,000	2,520,827
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (e)	740,000	753,106
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (e)	770,000	731,515
Venture Global LNG Inc 7% 1/15/2030 (c)(e)	425,000	427,633
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (e)	1,605,000	1,652,030
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (e)	2,835,000	2,942,158
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (e)	1,760,000	1,822,709
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (e)	2,715,000	2,846,026
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (e)	2,680,000	2,938,266
		114,707,260
TOTAL ENERGY		138,805,783
Financials - 7.2%
Capital Markets - 1.0%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (e)	1,560,000	1,556,314
Coinbase Global Inc 3.375% 10/1/2028 (c)(e)	1,510,000	1,441,735
Focus Financial Partners LLC 6.75% 9/15/2031 (e)	2,340,000	2,395,528
Hightower Holding LLC 6.75% 4/15/2029 (e)	1,120,000	1,118,460
Hightower Holding LLC 9.125% 1/31/2030 (e)	2,630,000	2,776,052
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (e)	970,000	954,971
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (e)	2,015,000	2,052,292
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (e)	1,965,000	2,043,873
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (e)	2,005,000	2,100,424
		16,439,649
Consumer Finance - 0.7%
Ally Financial Inc 6.7% 2/14/2033 (c)	1,760,000	1,834,691
OneMain Finance Corp 3.5% 1/15/2027	2,975,000	2,937,906
OneMain Finance Corp 3.875% 9/15/2028	3,005,000	2,922,373
OneMain Finance Corp 6.125% 5/15/2030 (c)	850,000	866,486
OneMain Finance Corp 6.75% 9/15/2033	1,540,000	1,557,068
OneMain Finance Corp 7.125% 9/15/2032 (c)	775,000	802,590
PRA Group Inc 5% 10/1/2029 (e)	795,000	728,319
		11,649,433
Financial Services - 2.7%
Block Inc 3.5% 6/1/2031 (c)	3,117,000	2,914,928
Block Inc 5.625% 8/15/2030 (e)	1,365,000	1,389,356
Block Inc 6% 8/15/2033 (e)	1,080,000	1,103,201
Block Inc 6.5% 5/15/2032	2,720,000	2,825,954
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (e)	1,490,000	1,512,335
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (e)	1,340,000	1,351,017
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (e)	2,275,000	2,286,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,485,000	3,076,185
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (c)	2,915,000	2,883,774
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,320,000	1,287,999
NFE Financing LLC 12% (e)(j)	2,003,273	708,417
PennyMac Financial Services Inc 6.75% 2/15/2034 (e)	1,740,000	1,755,895
Rocket Cos Inc 6.125% 8/1/2030 (e)	1,720,000	1,760,951
Rocket Cos Inc 6.375% 8/1/2033 (e)	2,270,000	2,355,037
Rocket Cos Inc 6.5% 8/1/2029 (e)	2,095,000	2,154,959
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (e)	2,200,000	2,244,422
UWM Holdings LLC 6.25% 3/15/2031 (c)(e)	750,000	745,262
UWM Holdings LLC 6.625% 2/1/2030 (e)	1,510,000	1,523,037
Walker & Dunlop Inc 6.625% 4/1/2033 (e)	1,375,000	1,409,489
WEX Inc 6.5% 3/15/2033 (e)	1,665,000	1,699,399
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (e)	3,220,000	3,373,031
		40,361,023
Insurance - 2.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (e)	435,000	421,380
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (e)	1,000,000	987,500
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (e)	705,000	722,767
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (e)	1,485,000	1,539,727
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (e)	950,000	993,454
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (e)	3,010,000	2,972,827
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (e)	1,365,000	1,360,683
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (e)	5,520,000	5,535,611
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (e)	540,000	548,934
AmWINS Group Inc 4.875% 6/30/2029 (e)	2,160,000	2,131,148
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (e)	2,635,000	2,674,973
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (e)	1,935,000	2,021,697
Athene Holding Ltd 6.875% 6/28/2055 (g)	2,985,000	2,990,328
HUB International Ltd 5.625% 12/1/2029 (e)	965,000	963,988
HUB International Ltd 7.25% 6/15/2030 (e)	3,995,000	4,168,200
HUB International Ltd 7.375% 1/31/2032 (e)	2,145,000	2,246,900
Panther Escrow Issuer LLC 7.125% 6/1/2031 (e)	2,970,000	3,058,880
Ryan Specialty LLC 5.875% 8/1/2032 (e)	2,940,000	2,988,845
USI Inc/NY 7.5% 1/15/2032 (e)	1,335,000	1,397,571
		39,725,413
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (e)	745,000	748,909
Starwood Property Trust Inc 6.5% 10/15/2030 (e)	1,400,000	1,458,015
Starwood Property Trust Inc 6.5% 7/1/2030 (e)	2,030,000	2,113,971
		4,320,895
TOTAL FINANCIALS		112,496,413
Health Care - 5.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (e)	615,000	549,208
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (e)	1,345,000	1,291,522
Avantor Funding Inc 4.625% 7/15/2028 (e)	885,000	878,189
Hologic Inc 3.25% 2/15/2029 (e)	840,000	836,931
Insulet Corp 6.5% 4/1/2033 (e)	675,000	702,475
Medline Borrower LP 3.875% 4/1/2029 (e)	6,955,000	6,800,045
Medline Borrower LP 5.25% 10/1/2029 (e)	860,000	861,486
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (e)	2,740,000	2,827,983
		14,198,631
Health Care Providers & Services - 3.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)(e)	3,175,000	3,136,248
CHS/Community Health Systems Inc 4.75% 2/15/2031 (e)	4,055,000	3,637,524
CHS/Community Health Systems Inc 5.25% 5/15/2030 (e)	825,000	777,904
CHS/Community Health Systems Inc 6.125% 4/1/2030 (e)	880,000	724,202
CHS/Community Health Systems Inc 6.875% 4/15/2029 (e)	675,000	620,696
CHS/Community Health Systems Inc 9.75% 1/15/2034 (e)	2,170,000	2,262,405
CVS Health Corp 6.75% 12/10/2054 (g)	830,000	862,858
CVS Health Corp 7% 3/10/2055 (g)	3,370,000	3,527,197
DaVita Inc 3.75% 2/15/2031 (e)	855,000	784,284
DaVita Inc 4.625% 6/1/2030 (e)	2,960,000	2,848,159
DaVita Inc 6.75% 7/15/2033 (c)(e)	1,920,000	1,970,665
DaVita Inc 6.875% 9/1/2032 (e)	700,000	721,029
HealthEquity Inc 4.5% 10/1/2029 (e)	1,865,000	1,817,923
Humana Inc 5.875% 3/1/2033 (c)	1,085,000	1,123,189
Molina Healthcare Inc 3.875% 11/15/2030 (e)	1,465,000	1,351,276
Molina Healthcare Inc 6.25% 1/15/2033 (c)(e)	2,535,000	2,552,884
Molina Healthcare Inc 6.5% 2/15/2031 (e)	3,130,000	3,207,775
National Mentor Holdings Inc 10.5% 12/15/2030 (e)	2,160,000	2,231,894
Surgery Center Holdings Inc 7.25% 4/15/2032 (e)	1,215,000	1,223,278
Tenet Healthcare Corp 4.25% 6/1/2029	2,790,000	2,741,724
Tenet Healthcare Corp 4.375% 1/15/2030	1,005,000	987,561
Tenet Healthcare Corp 5.5% 11/15/2032 (e)	1,935,000	1,954,922
Tenet Healthcare Corp 6.125% 10/1/2028 (c)	2,291,000	2,293,348
Tenet Healthcare Corp 6.125% 6/15/2030	2,820,000	2,877,763
Tenet Healthcare Corp 6.75% 5/15/2031	390,000	405,075
US Acute Care Solutions LLC 9.75% 5/15/2029 (e)	2,275,000	2,284,962
		48,926,745
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (e)	3,475,000	3,610,351
IQVIA Inc 6.5% 5/15/2030 (e)	2,720,000	2,817,580
		6,427,931
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (e)	1,195,000	1,152,659
Charles River Laboratories International Inc 4% 3/15/2031 (e)	465,000	440,703
		1,593,362
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (e)	7,761,000	7,964,781
Jazz Securities DAC 4.375% 1/15/2029 (e)	1,455,000	1,431,600
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (e)	745,000	730,711
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(e)	1,720,000	1,562,023
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (e)	610,000	596,080
		12,285,195
TOTAL HEALTH CARE		83,981,072
Industrials - 9.6%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	1,440,000	1,435,577
ATI Inc 5.875% 12/1/2027	1,230,000	1,232,113
BWX Technologies Inc 4.125% 6/30/2028 (e)	3,247,000	3,198,798
Carpenter Technology Corp 5.625% 3/1/2034 (e)	2,055,000	2,085,354
Moog Inc 4.25% 12/15/2027 (e)	715,000	711,251
TransDigm Inc 6% 1/15/2033 (e)	4,265,000	4,345,579
TransDigm Inc 6.25% 1/31/2034 (c)(e)	485,000	501,232
TransDigm Inc 6.375% 3/1/2029 (e)	6,800,000	6,987,001
TransDigm Inc 6.375% 5/31/2033 (e)	5,150,000	5,242,762
TransDigm Inc 6.75% 1/31/2034 (e)	2,495,000	2,582,365
TransDigm Inc 6.75% 8/15/2028 (e)	1,630,000	1,658,525
		29,980,557
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (c)(e)	2,685,000	2,805,853
Building Products - 0.9%
Advanced Drainage Systems Inc 5% 9/30/2027 (e)	824,000	822,935
Advanced Drainage Systems Inc 6.375% 6/15/2030 (e)	1,375,000	1,405,845
Builders FirstSource Inc 4.25% 2/1/2032 (e)	2,210,000	2,106,423
Builders FirstSource Inc 6.75% 5/15/2035 (e)	2,075,000	2,180,056
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)(e)	3,590,000	2,790,699
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (e)	3,300,000	3,415,754
Masterbrand Inc 7% 7/15/2032 (e)	715,000	741,474
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (c)(e)	1,060,000	1,029,780
		14,492,966
Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (e)	2,010,000	2,087,396
Allied Universal Holdco LLC 7.875% 2/15/2031 (e)	1,705,000	1,794,381
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (e)	2,190,000	2,164,293
Artera Services LLC 8.5% 2/15/2031 (e)	8,900,000	7,234,339
Brand Industrial Services Inc 10.375% 8/1/2030 (c)(e)	3,565,000	3,417,907
Clean Harbors Inc 5.75% 10/15/2033 (e)	745,000	761,129
Clean Harbors Inc 6.375% 2/1/2031 (e)	1,635,000	1,674,137
CoreCivic Inc 4.75% 10/15/2027	3,661,000	3,656,509
CoreCivic Inc 8.25% 4/15/2029	1,365,000	1,429,711
GEO Group Inc/The 10.25% 4/15/2031	2,710,000	2,956,911
GEO Group Inc/The 8.625% 4/15/2029	1,375,000	1,437,882
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (e)	930,000	932,141
GFL Environmental Inc 6.75% 1/15/2031 (e)	930,000	972,902
Madison IAQ LLC 4.125% 6/30/2028 (e)	865,000	854,637
Madison IAQ LLC 5.875% 6/30/2029 (e)	2,465,000	2,461,935
Neptune Bidco US Inc 10.375% 5/15/2031 (e)	2,735,000	2,891,698
Neptune Bidco US Inc 9.29% 4/15/2029 (e)	5,450,000	5,586,251
Neptune Bidco US Inc 9.5% 2/15/2033 (e)	3,105,000	3,161,716
Waste Pro USA Inc 7% 2/1/2033 (e)	740,000	760,250
Williams Scotsman Inc 6.625% 4/15/2030 (e)	985,000	1,020,569
		47,256,694
Construction & Engineering - 0.3%
AECOM 6% 8/1/2033 (e)	2,885,000	2,955,385
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (e)	2,325,000	2,361,070
		5,316,455
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (e)	643,000	629,513
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (e)	275,000	284,621
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)(e)	695,000	714,967
Genesee & Wyoming Inc 6.25% 4/15/2032 (e)	2,040,000	2,100,117
XPO Inc 6.25% 6/1/2028 (e)	335,000	340,803
XPO Inc 7.125% 2/1/2032 (e)	1,650,000	1,734,561
XPO Inc 7.125% 6/1/2031 (c)(e)	550,000	571,056
		5,746,125
Machinery - 0.5%
Allison Transmission Inc 5.875% 12/1/2033 (e)	1,490,000	1,511,091
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(g)	1,760,261	1,936,886
Enpro Inc 6.125% 6/1/2033 (e)	2,090,000	2,149,082
Mueller Water Products Inc 4% 6/15/2029 (e)	1,905,000	1,853,942
		7,451,001
Passenger Airlines - 0.3%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (e)	280,000	285,061
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)(e)	830,000	866,098
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (e)	745,000	748,253
United Airlines Holdings Inc 5.375% 3/1/2031	2,335,000	2,358,806
		4,258,218
Professional Services - 1.0%
Amentum Holdings Inc 7.25% 8/1/2032 (e)	3,010,000	3,172,007
CACI International Inc 6.375% 6/15/2033 (e)	2,710,000	2,811,725
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (e)	2,140,000	2,020,308
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (e)	1,855,000	1,758,848
Science Applications International Corp 4.875% 4/1/2028 (c)(e)	1,130,000	1,127,140
Science Applications International Corp 5.875% 11/1/2033 (c)(e)	2,240,000	2,257,624
TriNet Group Inc 3.5% 3/1/2029 (e)	595,000	562,327
TriNet Group Inc 7.125% 8/15/2031 (e)	1,320,000	1,358,061
		15,068,040
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (e)	860,000	871,935
FTAI Aviation Investors LLC 7% 6/15/2032 (c)(e)	680,000	715,657
FTAI Aviation Investors LLC 7.875% 12/1/2030 (c)(e)	1,860,000	1,972,168
Herc Holdings Inc 5.75% 3/15/2031 (e)	1,025,000	1,032,278
Herc Holdings Inc 6% 3/15/2034 (e)	940,000	944,764
Herc Holdings Inc 7% 6/15/2030 (c)(e)	2,045,000	2,146,356
Herc Holdings Inc 7.25% 6/15/2033 (c)(e)	1,975,000	2,090,164
QXO Building Products Inc 6.75% 4/30/2032 (e)	1,425,000	1,468,434
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (e)	710,000	740,626
United Rentals North America Inc 5.375% 11/15/2033 (e)	915,000	914,462
United Rentals North America Inc 6% 12/15/2029 (e)	545,000	558,720
United Rentals North America Inc 6.125% 3/15/2034 (e)	3,415,000	3,548,337
		17,003,901
TOTAL INDUSTRIALS		150,009,323
Information Technology - 4.7%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (e)	1,390,000	1,372,057
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp 5% 12/15/2029 (e)	2,885,000	2,873,069
Lightning Power LLC 7.25% 8/15/2032 (e)	1,730,000	1,841,402
Sensata Technologies Inc 3.75% 2/15/2031 (c)(e)	545,000	510,725
Sensata Technologies Inc 6.625% 7/15/2032 (c)(e)	685,000	715,580
TTM Technologies Inc 4% 3/1/2029 (e)	2,950,000	2,865,563
		8,806,339
IT Services - 1.2%
Ahead DB Holdings LLC 6.625% 5/1/2028 (e)	2,405,000	2,378,551
ASGN Inc 4.625% 5/15/2028 (e)	1,025,000	1,009,476
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (e)	3,665,000	3,642,984
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)(e)	1,060,000	1,055,442
CoreWeave Inc 9% 2/1/2031 (e)	3,265,000	3,174,423
CoreWeave Inc 9.25% 6/1/2030 (e)	4,615,000	4,542,998
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (e)	2,070,000	1,966,991
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (e)	625,000	624,212
Sabre GLBL Inc 11.125% 7/15/2030 (e)	970,000	784,487
		19,179,564
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)(e)	2,690,000	2,592,140
Entegris Inc 5.95% 6/15/2030 (c)(e)	3,270,000	3,336,679
ON Semiconductor Corp 3.875% 9/1/2028 (e)	1,480,000	1,450,088
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (g)	347,977	281,861
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (e)(g)	722,747	781,471
		8,442,239
Software - 2.0%
Cloud Software Group Inc 6.5% 3/31/2029 (e)	3,455,000	3,433,467
Cloud Software Group Inc 9% 9/30/2029 (e)	4,770,000	4,816,610
Elastic NV 4.125% 7/15/2029 (e)	2,200,000	2,113,482
Ellucian Holdings Inc 6.5% 12/1/2029 (e)	290,000	285,376
Fair Isaac Corp 6% 5/15/2033 (e)	3,455,000	3,520,420
Gen Digital Inc 6.25% 4/1/2033 (e)	1,740,000	1,748,385
Gen Digital Inc 7.125% 9/30/2030 (c)(e)	545,000	558,582
Oracle Corp 3.6% 4/1/2040	1,885,000	1,392,250
Oracle Corp 3.8% 11/15/2037	1,160,000	934,002
Rackspace Finance LLC 3.5% 5/15/2028 (e)	2,262,850	588,341
SS&C Technologies Inc 5.5% 9/30/2027 (e)	440,000	439,619
SS&C Technologies Inc 6.5% 6/1/2032 (e)	2,710,000	2,797,869
UKG Inc 6.875% 2/1/2031 (e)	2,850,000	2,847,703
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,840,000	6,441,064
		31,917,170
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (e)	1,210,000	1,235,779
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (e)	1,810,000	1,864,622
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (e)	555,000	586,233
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (e)	670,000	708,988
		4,395,622
TOTAL INFORMATION TECHNOLOGY		74,112,991
Materials - 5.7%
Chemicals - 2.8%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (e)(g)	4,692,157	3,847,569
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (e)	2,445,000	2,573,252
Celanese US Holdings LLC 6.5% 4/15/2030 (c)	1,135,000	1,154,761
Celanese US Holdings LLC 6.75% 4/15/2033 (c)	1,018,000	1,031,177
Celanese US Holdings LLC 7% 2/15/2031	1,850,000	1,892,393
Celanese US Holdings LLC 7.375% 2/15/2034 (c)	1,540,000	1,567,076
Chemours Co/The 4.625% 11/15/2029 (e)	3,310,000	3,086,546
Chemours Co/The 5.75% 11/15/2028 (e)	3,365,000	3,337,120
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (e)	1,807,000	1,806,910
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (e)	2,315,000	2,292,997
LSB Industries Inc 6.25% 10/15/2028 (e)	985,000	986,058
Methanex US Operations Inc 6.25% 3/15/2032 (c)(e)	1,175,000	1,211,679
Olin Corp 6.625% 4/1/2033 (c)(e)	1,095,000	1,073,007
Olympus Water US Holding Corp 4.25% 10/1/2028 (e)	590,000	573,453
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)(e)	320,000	313,126
Olympus Water US Holding Corp 7.25% 2/15/2033 (e)	2,985,000	2,973,384
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)(e)	1,250,000	1,281,309
Scih Salt Hldgs Inc 4.875% 5/1/2028 (e)	2,720,000	2,713,395
Scih Salt Hldgs Inc 6.625% 5/1/2029 (e)	2,410,000	2,408,813
WR Grace Holdings LLC 5.625% 8/15/2029 (e)	4,580,000	4,377,012
WR Grace Holdings LLC 6.625% 8/15/2032 (e)	1,455,000	1,446,963
WR Grace Holdings LLC 7% 8/1/2033 (e)	1,045,000	1,046,306
WR Grace Holdings LLC 7.375% 3/1/2031 (e)	440,000	449,126
		43,443,432
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (e)	2,740,000	2,841,631
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (e)	2,100,000	2,238,800
VM Consolidated Inc 5.5% 4/15/2029 (e)	2,020,000	1,986,253
		7,066,684
Containers & Packaging - 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (e)	4,725,000	4,488,291
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (e)	1,125,000	1,156,130
Ball Corp 2.875% 8/15/2030	545,000	501,801
Ball Corp 3.125% 9/15/2031 (c)	1,095,000	1,006,331
Ball Corp 5.5% 9/15/2033	2,180,000	2,215,754
Ball Corp 6% 6/15/2029	710,000	731,028
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (e)	2,350,000	2,370,704
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)(e)	1,585,000	1,597,369
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)(e)	2,750,000	2,751,970
Crown Americas LLC 5.875% 6/1/2033 (c)(e)	2,785,000	2,848,565
Graphic Packaging International LLC 3.75% 2/1/2030 (c)(e)	610,000	576,100
Graphic Packaging International LLC 6.375% 7/15/2032 (c)(e)	2,720,000	2,750,468
Sealed Air Corp 5% 4/15/2029 (e)	3,300,000	3,321,717
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (e)	655,000	664,777
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)(e)	400,000	416,511
		27,397,516
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (e)	530,000	560,649
Alumina Pty Ltd 6.375% 9/15/2032 (e)	4,205,000	4,371,354
Cleveland-Cliffs Inc 6.875% 11/1/2029 (e)	730,000	758,621
Cleveland-Cliffs Inc 7% 3/15/2032 (e)	1,055,000	1,082,679
Cleveland-Cliffs Inc 7.375% 5/1/2033 (e)	730,000	761,785
Cleveland-Cliffs Inc 7.625% 1/15/2034 (e)	740,000	775,022
Commercial Metals Co 3.875% 2/15/2031	655,000	621,733
Commercial Metals Co 4.125% 1/15/2030	1,140,000	1,106,032
Commercial Metals Co 5.75% 11/15/2033 (e)	745,000	757,439
Kaiser Aluminum Corp 5.875% 3/1/2034 (e)	745,000	750,538
		11,545,852
TOTAL MATERIALS		89,453,484
Real Estate - 1.6%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (e)	655,000	623,838
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (e)	3,301,000	3,210,505
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (e)	1,250,000	1,262,087
Vornado Realty LP 3.4% 6/1/2031	1,595,000	1,455,056
		6,551,486
Health Care REITs - 0.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (e)	2,070,000	2,031,499
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	425,000	314,179
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,265,000	3,191,978
		5,537,656
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (e)	1,470,000	1,438,039
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)(e)	540,000	556,345
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)(e)	1,510,000	1,565,254
		3,559,638
Real Estate Management & Development - 0.4%
Howard Hughes Corp/The 4.125% 2/1/2029 (e)	945,000	913,929
Howard Hughes Corp/The 4.375% 2/1/2031 (e)	925,000	876,022
Kennedy-Wilson Inc 4.75% 2/1/2030	1,595,000	1,532,955
Taylor Morrison Communities Inc 5.125% 8/1/2030 (e)	1,010,000	1,016,452
Taylor Morrison Communities Inc 5.75% 11/15/2032 (e)	1,175,000	1,206,044
		5,545,402
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (e)	545,000	520,811
Iron Mountain Inc 6.25% 1/15/2033 (e)	600,000	606,295
Millrose Properties Inc 6.375% 8/1/2030 (e)	1,740,000	1,775,992
SBA Communications Corp 3.125% 2/1/2029	2,250,000	2,149,002
		5,052,100
TOTAL REAL ESTATE		26,246,282
Utilities - 3.8%
Electric Utilities - 3.0%
American Electric Power Co Inc 5.8% 3/15/2056 (g)	1,515,000	1,515,302
American Electric Power Co Inc 6.05% 3/15/2056 (g)	1,515,000	1,504,455
Clearway Energy Operating LLC 3.75% 1/15/2032 (e)	280,000	257,711
Clearway Energy Operating LLC 3.75% 2/15/2031 (e)	2,580,000	2,416,308
Clearway Energy Operating LLC 5.75% 1/15/2034 (e)	1,555,000	1,560,669
Edison International 7.875% 6/15/2054 (g)	1,415,000	1,473,788
Edison International 8.125% 6/15/2053 (g)	415,000	429,475
Hawaiian Electric Co Inc 6% 10/1/2033 (e)	1,080,000	1,096,428
NRG Energy Inc 3.375% 2/15/2029 (e)	2,360,000	2,261,498
NRG Energy Inc 3.625% 2/15/2031 (e)	790,000	738,019
NRG Energy Inc 5.25% 6/15/2029 (e)	2,565,000	2,572,642
NRG Energy Inc 5.75% 1/15/2034 (e)	2,240,000	2,254,936
NRG Energy Inc 5.75% 7/15/2029 (e)	1,390,000	1,384,758
NRG Energy Inc 6% 1/15/2036 (e)	3,730,000	3,768,983
NRG Energy Inc 6.25% 11/1/2034 (e)	1,660,000	1,704,144
PG&E Corp 7.375% 3/15/2055 (g)	5,636,000	5,816,628
Sierra Pacific Power Co 6.2% 12/15/2055 (c)(g)	2,960,000	2,945,381
Vistra Operations Co LLC 5% 7/31/2027 (e)	2,849,000	2,851,386
Vistra Operations Co LLC 5.625% 2/15/2027 (e)	1,965,000	1,966,401
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(e)	2,660,000	2,794,968
Vistra Operations Co LLC 7.75% 10/15/2031 (e)	2,445,000	2,587,106
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(e)	965,000	995,768
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (e)	1,730,000	1,763,469
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)(e)	815,000	856,091
		47,516,314
Independent Power and Renewable Electricity Producers - 0.6%
Alpha Generation LLC 6.25% 1/15/2034 (e)	2,240,000	2,254,535
Alpha Generation LLC 6.75% 10/15/2032 (e)	3,000,000	3,110,406
Sunnova Energy Corp 5.875% (d)(e)(j)	3,885,000	9,712
Talen Energy Supply LLC 6.25% 2/1/2034 (e)	2,240,000	2,270,151
Talen Energy Supply LLC 6.5% 2/1/2036 (e)	1,750,000	1,794,176
		9,438,980
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (c)(g)	2,920,000	2,987,300
TOTAL UTILITIES		59,942,594
TOTAL UNITED STATES		1,051,057,157
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (e)	810,000	850,900
First Quantum Minerals Ltd 8% 3/1/2033 (e)	1,260,000	1,352,057
First Quantum Minerals Ltd 8.625% 6/1/2031 (e)	1,180,000	1,237,265
First Quantum Minerals Ltd 9.375% 3/1/2029 (e)	2,525,000	2,648,094

TOTAL ZAMBIA		6,088,316
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,189,169,148)		1,201,703,887

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Compass Diversified Holdings Series C, 7.875%	9,196	184,288
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11% (k)	25,360	2,510,386
Strategy Inc Series A, 10%	16,131	1,613,100
TOTAL INFORMATION TECHNOLOGY		4,123,486
TOTAL UNITED STATES		4,307,774
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,037,310)		4,307,774

Preferred Securities - 3.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 6.875% (e)(g)(m)	1,850,000	1,885,447
BNP Paribas SA 7.45% (e)(g)(m)	2,000,000	2,124,142

TOTAL FRANCE		4,009,589
UNITED KINGDOM - 0.3%
Financials - 0.3%
Banks - 0.3%
Barclays PLC 7.625% (g)(m)	2,135,000	2,322,766
HSBC Holdings PLC 7.05% (g)(m)	2,780,000	2,920,975

TOTAL UNITED KINGDOM		5,243,741
UNITED STATES - 2.9%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (g)(m)	2,825,000	2,960,150
Mesquite Energy Inc 7.25% (d)(j)(m)	10,580,000	1,058
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (g)(h)(m)	3,850,000	3,911,424
Sunoco LP 7.875% (e)(g)(m)	4,720,000	5,001,386
TOTAL ENERGY		11,874,018
Financials - 2.1%
Banks - 1.4%
Bank of America Corp 5.875% (c)(g)(m)	2,195,000	2,271,613
Bank of America Corp 6.25% (g)(m)	3,760,000	3,831,035
Citigroup Inc 6.625% (g)(m)	3,540,000	3,638,996
Citigroup Inc 6.75% (g)(m)	1,135,000	1,173,660
Citigroup Inc 6.875% (g)(m)	4,325,000	4,481,255
Citigroup Inc 6.95% (g)(m)	700,000	731,401
Citigroup Inc 7.125% (g)(m)	1,705,000	1,790,386
JPMorgan Chase & Co 6.5% (g)(m)	2,785,000	2,913,439
Wells Fargo & Co 7.625% (c)(g)(m)	615,000	661,255
		21,493,040
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (g)(m)	1,405,000	1,327,766
Goldman Sachs Group Inc/The 6.125% (c)(g)(m)	720,000	743,699
Goldman Sachs Group Inc/The 6.85% (g)(m)	2,520,000	2,708,353
		4,779,818
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (c)(g)(m)	4,760,000	4,777,239
Ally Financial Inc 4.7% (g)(m)	1,785,000	1,728,265
		6,505,504
TOTAL FINANCIALS		32,778,362
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (g)(m)	1,070,000	1,065,924
Aircastle Ltd 5.25% (e)(g)(m)	225,000	229,232
TOTAL INDUSTRIALS		1,295,156
TOTAL UNITED STATES		45,947,536
TOTAL PREFERRED SECURITIES (Cost $61,482,053)		55,200,866

Money Market Funds - 10.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	3.70	50,336,110	50,346,177
Fidelity Securities Lending Cash Central Fund (s)(t)	3.70	106,143,139	106,153,754
TOTAL MONEY MARKET FUNDS (Cost $156,499,931)			156,499,931

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $1,623,629,537)	1,662,026,413
NET OTHER ASSETS (LIABILITIES) - (6.0)% (r)	(93,600,825)
NET ASSETS - 100.0%	1,568,425,588

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	89	3/2026	9,691,961	(50,900)

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,053,385,686 or 67.2% of net assets.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,922,608 or 1.3% of net assets.

(o)	Affiliated fund.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $608,159 or 0.0% of net assets.

(r)	Includes $126,250 of cash collateral to cover margin requirements for futures contracts.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 11/12/2025	20,927,997

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,151,050	357,108,257	347,914,261	1,206,419	1,131	-	50,346,177	50,336,110	0.1%
Fidelity Securities Lending Cash Central Fund	116,780,015	295,526,910	306,154,325	207,700	1,154	-	106,153,754	106,143,139	0.3%
Total	157,931,065	652,635,167	654,068,586	1,414,119	2,285	-	156,499,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,655,268	2,275,940	2,595,269	2,275,941	(210,021)	(203,310)	19,922,608	2,120,419
	20,655,268	2,275,940	2,595,269	2,275,941	(210,021)	(203,310)	19,922,608

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.